Selected Statement of Operations Data (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Text Block Supplement [Abstract]
Anti-dilutive securities	0	32,000	334,200